Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	May 03, 2017
Document Effective Date	May 03, 2017
Prospectus Date	May 03, 2017
MomentumShares International Quantitative Momentum ETF | MomentumShares International Quantitative Momentum ETF
Prospectus:
Trading Symbol	IMOM